Variable Interest Entities (Summary of Bareboat Charter Rates per Day) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013
West Polaris
Sale Leaseback Transaction [Line Items]
Base LIBOR Interest Rate (in hundredths)	2.85%
2013	$ 223,300
2014	176,500
2015	175,400
2016	170,000
2017	170,000
West Taurus
Sale Leaseback Transaction [Line Items]
Base LIBOR Interest Rate (in hundredths)	4.25%
2013	316,200	[1]
2014	320,700
2015	165,000
2016	158,800
2017	157,500
Fixed interest rate for the period (in hundredths)	2.17%
West Hercules
Sale Leaseback Transaction [Line Items]
Base LIBOR Interest Rate (in hundredths)	4.25%
2013	250,000
2014	238,500
2015	180,000
2016	172,500
2017	170,000
West Linus
Sale Leaseback Transaction [Line Items]
Base LIBOR Interest Rate (in hundredths)	1.00%
2013	85,000	[2]
2014	222,000
2015	222,000
2016	222,000
2017	222,000
Bareboat charter rate per day	$ 85,000	[2]

[1]	For a period the interest rates West Taurus have been fixed at 2.17% regardless of movements in LIBOR interest rates. The fixed charter rate is reflected in the above table.
[2]	For West Linus, the charter rate is $85,000 per day from the date of delivery from the shipyard up until the date of commencement of the Drilling Contract.